UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 35.8%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 2.5%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,906,490
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,824,891
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,893,303
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,318,086
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	4,099,550
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,611,586
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	4,064,277
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,892,435

Total Bangladesh			$20,610,618

Bosnia and Herzegovina — 1.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	3,268	$1,634,117
Republic of Srpska, 1.50%, 10/30/23	BAM	6,951	3,382,271
Republic of Srpska, 1.50%, 12/15/23	BAM	1,536	742,010
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	502,103
Republic of Srpska, 1.50%, 5/31/25	BAM	4,621	1,981,857
Republic of Srpska, 1.50%, 6/9/25	BAM	346	147,924
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	931,814
Republic of Srpska, 1.50%, 9/25/26	BAM	1,532	626,277

Total Bosnia and Herzegovina			$9,948,373

Brazil — 0.6%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,317	$5,143,960

Total Brazil			$5,143,960

Chile — 0.8%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$5,977,243

Total Chile			$5,977,243

Colombia — 4.2%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	32,300,000	$16,660,915
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	17,593,000	8,879,734
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	17,000,000	8,927,018

Total Colombia			$34,467,667

Costa Rica — 0.6%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,432,767
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	505,357	838,136
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	280,143	538,412

Total Costa Rica			$4,809,315

Georgia — 1.4%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,234,369
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	8,200	4,646,110
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	292,079
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	288,051
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	305,055
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,872	2,231,893
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	584,599
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	304,521
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500	1,417,276

Total Georgia			$11,303,953

Security	Principal Amount (000’s omitted)		Value
Ghana — 2.2%
Ghana Government Bond, 16.90%, 3/7/16	GHS	9,320	$3,749,211
Ghana Government Bond, 21.00%, 10/26/15	GHS	32,770	14,104,441

Total Ghana			$17,853,652

Jordan — 2.4%
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500	$2,123,884
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	2,960,944
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,596,016
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,979,259
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,472,585
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,685,012

Total Jordan			$19,817,700

Lebanon — 0.4%
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	5,043,330	$3,415,208

Total Lebanon			$3,415,208

Peru — 1.6%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$12,041,065
Republic of Peru, 9.91%, 5/5/15(2)	PEN	3,174	1,207,874

Total Peru			$13,248,939

Philippines — 0.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,473,064

Total Philippines			$2,473,064

Romania — 1.0%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,248,088

Total Romania			$8,248,088

Russia — 3.5%
Russia Government Bond, 7.10%, 3/13/14	RUB	1,009,939	$28,739,843

Total Russia			$28,739,843

Serbia — 3.7%
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	$1,664,950
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	369,570	4,186,063
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	291,380	3,178,787
Serbia Treasury Bill, 0.00%, 12/11/14	RSD	193,400	2,092,540
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	330,000	3,531,858
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,792,770
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	663,822
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,507,102
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,418,758
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,291,178
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	96,530	1,120,678
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	325,800	3,888,521

Total Serbia			$30,337,027

Sri Lanka — 3.2%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	437,480	$3,150,972
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,134,180	8,521,248
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	8,132,853
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350	6,196,125

Total Sri Lanka			$26,001,198

Sweden — 0.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510	$914,436
Government of Sweden, 6.75%, 5/5/14	SEK	395	61,198

Total Sweden			$975,634

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.2%
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	$1,173,725

Total Uganda			$1,173,725

Uruguay — 2.4%
Monetary Regulation Bill, 0.00%, 2/27/14(1)	UYU	3,953	$177,946
Monetary Regulation Bill, 0.00%, 8/29/14(1)	UYU	18,968	787,819
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	37,027	1,579,049
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	47,300	1,734,563
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	7,689	346,075
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	99,072	4,190,708
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	49,604	2,118,687
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	92,698	4,054,659
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	73,613	3,254,393
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,063,997

Total Uruguay			$19,307,896

Vietnam — 3.5%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	$2,634,427
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,895,531
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,388,040
Vietnam Government Bond, 11.00%, 4/15/14	VND	53,000,000	2,540,534
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	4,031,548
Vietnam Government Bond, 11.59%, 2/20/14	VND	88,208,700	4,196,987
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	4,004,555
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	2,956,307

Total Vietnam			$28,647,929

Total Foreign Government Bonds (identified cost $307,355,452)			$292,501,032

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$272,200	$301,814
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(3)		719,424	802,792

Total Collateralized Mortgage Obligations (identified cost $1,028,274)			$1,104,606

Mortgage Pass-Throughs — 1.0%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.213%, with maturity at 2035(4)(5)		$1,171,458	$1,213,124
4.038%, with maturity at 2035(4)		1,040,142	1,129,530
6.50%, with various maturities to 2036		1,808,624	2,049,933
7.00%, with maturity at 2033		675,048	776,692
7.50%, with maturity at 2035		389,746	459,775
8.50%, with maturity at 2032		339,629	409,891

			$6,038,945

Government National Mortgage Association:
7.00%, with maturity at 2035(5)		$1,028,142	$1,209,384

Security	Principal Amount		Value
8.00%, with maturity at 2016		$156,780	$163,512
9.00%, with various maturities to 2024		650,605	760,218

			$2,133,114

Total Mortgage Pass-Throughs (identified cost $7,705,067)			$8,172,059

U.S. Treasury Obligations — 9.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(5)		$68,200	$76,004,399

Total U.S. Treasury Obligations (identified cost $75,959,138)			$76,004,399

Short-Term Investments — 49.2%

Foreign Government Securities — 31.0%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	3,700	$1,968,816

Total Georgia			$1,968,816

Israel — 0.6%
Israel Treasury Bill, 0.00%, 1/7/15	ILS	16,567	$4,671,025

Total Israel			$4,671,025

Kenya — 3.2%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	399,100	$4,560,220
Kenya Treasury Bill, 0.00%, 4/14/14	KES	367,500	4,177,445
Kenya Treasury Bill, 0.00%, 4/21/14	KES	365,000	4,141,890
Kenya Treasury Bill, 0.00%, 6/9/14	KES	526,000	5,887,340
Kenya Treasury Bill, 0.00%, 6/16/14	KES	324,000	3,618,783
Kenya Treasury Bill, 0.00%, 8/18/14	KES	70,000	767,058
Kenya Treasury Bill, 0.00%, 9/22/14	KES	187,100	2,030,385
Kenya Treasury Bill, 0.00%, 9/29/14	KES	15,000	162,461
Kenya Treasury Bill, 0.00%, 10/20/14	KES	101,200	1,089,680

Total Kenya			$26,435,262

Lebanon — 4.4%
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	4,514,930	$2,998,280
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	9,214,000	6,055,384
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	6,130,900	4,021,674
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,122,060	1,390,703
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,656,350	2,393,966
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	17,063,990	11,160,060
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,161,400	3,366,029
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	7,076,320	4,610,469

Total Lebanon			$35,996,565

Mauritius — 1.3%
Mauritius Treasury Bill, 0.00%, 2/7/14	MUR	185,000	$6,082,902
Mauritius Treasury Bill, 0.00%, 4/25/14	MUR	37,100	1,211,078
Mauritius Treasury Bill, 0.00%, 5/9/14	MUR	94,600	3,082,683

Total Mauritius			$10,376,663

Security	Principal Amount (000’s omitted)		Value
Mexico — 4.1%
Mexico Cetes, 0.00%, 3/6/14	MXN	26,482	$1,974,970
Mexico Cetes, 0.00%, 4/3/14	MXN	122,857	9,137,494
Mexico Cetes, 0.00%, 4/30/14	MXN	193,820	14,368,244
Mexico Cetes, 0.00%, 8/21/14	MXN	113,506	8,324,877

Total Mexico			$33,805,585

Nigeria — 2.2%
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	376,000	$2,299,325
Nigeria Treasury Bill, 0.00%, 2/27/14	NGN	51,300	312,562
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	890,170	5,418,186
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	322,507	1,903,747
Nigeria Treasury Bill, 0.00%, 8/7/14	NGN	1,387,950	8,022,855

Total Nigeria			$17,956,675

Philippines — 3.3%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	394,020	$8,693,449
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	214,490	4,722,143
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	286,170	6,290,655
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	50,020	1,088,631
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	277,770	6,035,258
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	8,220	177,912

Total Philippines			$27,008,048

Serbia — 1.4%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	305,350	$3,537,137
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	665,920	7,641,407

Total Serbia			$11,178,544

Singapore — 3.6%
Monetary Authority of Singapore, 0.00%, 2/7/14	SGD	14,306	$11,204,681
Monetary Authority of Singapore, 0.00%, 4/4/14	SGD	12,028	9,416,616
Singapore Treasury Bill, 0.00%, 4/4/14	SGD	11,207	8,773,862

Total Singapore			$29,395,159

South Korea — 1.5%
Korea Monetary Stabilization Bond, 0.00%, 3/18/14	KRW	6,744,180	$6,281,884
Korea Monetary Stabilization Bond, 0.00%, 6/3/14	KRW	6,173,900	5,720,699

Total South Korea			$12,002,583

Sri Lanka — 3.4%
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	798,950	$6,085,098
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	874,790	6,654,180
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	9,550	72,363
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	38,860	292,908
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	42,030	315,964
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	515,820	3,857,670
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	62,520	465,720
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	435,301
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	301,460	2,178,267
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	333,290	2,405,096
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	140,090	1,009,600
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	212,400	1,528,708
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	110,770	796,196
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	224,100	1,601,875

Total Sri Lanka			$27,698,946

Turkey — 0.4%
Turkey Government Bond, 6.50%, 1/7/15	TRY	7,835	$3,342,508

Total Turkey			$3,342,508

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.1%
Uganda Government Bond, 0.00%, 11/13/14	UGX	1,135,800	$421,155
Uganda Government Bond, 0.00%, 12/26/14	UGX	619,000	226,312
Uganda Government Bond, 0.00%, 1/22/15	UGX	619,000	224,052

Total Uganda			$871,519

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	31,500	$1,243,436

Total Uruguay			$1,243,436

Zambia — 1.2%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,250	$2,391,675
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	12,475	2,075,392
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	3,000	496,364
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	13,755	2,268,747
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	15,260	2,497,369

Total Zambia			$9,729,547

Total Foreign Government Securities (identified cost $257,994,579)			$253,680,881

U.S. Treasury Obligations — 11.8%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/20/14(5)		$71,000	$70,995,101
U.S. Treasury Note, 4.25%, 8/15/14(5)		25,000	25,553,225

Total U.S. Treasury Obligations (identified cost $96,547,539)			$96,548,326

Other — 6.4%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(6)		$52,024	$52,024,096

Total Other (identified cost $52,024,096)			$52,024,096

Total Short-Term Investments (identified cost $406,566,214)			$402,253,303

Total Investments — 95.5% (identified cost $798,614,145)			$780,035,399

Other Assets, Less Liabilities — 4.5%			$37,019,565

Net Assets — 100.0%			$817,054,964

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

ILS	-	Israeli Shekel

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $1,207,874 or 0.1% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $22,961.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $8,930,333 or 1.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 2,370,379	Paraguayan Guarani 10,579,000,000	Citibank NA	$—	$(113,046)	$(113,046)
2/5/14	Euro 28,661,705	United States Dollar 38,745,896	UBS AG	89,858	—	89,858
2/5/14	United States Dollar 2,186,544	Euro 1,600,000	Australia and New Zealand Banking Group Limited	—	(28,624)	(28,624)
2/5/14	United States Dollar 723,672	Ugandan Shilling 1,829,080,000	Barclays Bank PLC	15,728	—	15,728
2/5/14	United States Dollar 1,684,604	Ugandan Shilling 4,175,290,000	Citibank NA	3,244	—	3,244
2/5/14	United States Dollar 26,160,241	Euro 19,129,975	Deutsche Bank	—	(359,646)	(359,646)
2/5/14	United States Dollar 2,107,013	Euro 1,540,000	Goldman Sachs International	—	(30,015)	(30,015)
2/5/14	United States Dollar 1,400,957	Ugandan Shilling 3,543,720,069	Standard Chartered Bank	31,580	—	31,580
2/6/14	Euro 7,692,640	United States Dollar 10,396,872	Deutsche Bank	21,807	—	21,807
2/6/14	United States Dollar 2,370,379	Paraguayan Guarani 10,579,000,000	Citibank NA	—	(113,166)	(113,166)
2/7/14	Singapore Dollar 4,396,000	United States Dollar 3,458,697	BNP Paribas	15,576	—	15,576
2/10/14	United States Dollar 9,636,300	Indian Rupee 605,415,000	Bank of America	15,813	—	15,813
2/10/14	United States Dollar 8,029,335	Indian Rupee 504,455,000	Citibank NA	13,176	—	13,176
2/12/14	Euro 5,182,527	United States Dollar 7,121,673	Goldman Sachs International	131,987	—	131,987
2/12/14	Euro 22,360,022	United States Dollar 30,227,731	Goldman Sachs International	70,716	—	70,716
2/12/14	Euro 1,061,000	United States Dollar 1,460,578	Goldman Sachs International	29,605	—	29,605
2/12/14	Euro 165,000	United States Dollar 224,166	Goldman Sachs International	1,630	—	1,630
2/13/14	United States Dollar 1,580,255	Paraguayan Guarani 7,059,000,000	Citibank NA	—	(74,376)	(74,376)
2/18/14	Indonesian Rupiah 46,506,678,000	United States Dollar 3,934,575	Nomura International PLC	126,454	—	126,454
2/18/14	Indonesian Rupiah 34,982,713,000	United States Dollar 2,879,236	Standard Chartered Bank	14,735	—	14,735
2/18/14	United States Dollar 33,098,540	Yuan Offshore Renminbi 199,753,000	Bank of America	—	(17,951)	(17,951)
2/18/14	United States Dollar 9,527,917	Indonesian Rupiah 104,959,530,000	BNP Paribas	—	(933,482)	(933,482)
2/18/14	United States Dollar 7,043,375	Indonesian Rupiah 77,294,000,000	HSBC Bank USA	—	(714,286)	(714,286)
2/18/14	Yuan Offshore Renminbi 20,034,000	United States Dollar 3,318,536	Bank of America	756	—	756
2/20/14	Euro 738,787	United States Dollar 998,540	Goldman Sachs International	2,134	—	2,134

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/20/14	United States Dollar 3,170,786	Chilean Peso 1,671,004,000	Deutsche Bank	$—	$(168,499)	$(168,499)
2/21/14	Euro 565,611	United States Dollar 766,544	Goldman Sachs International	3,702	—	3,702
2/24/14	United States Dollar 9,363,393	South Korean Won 9,986,059,000	Nomura International PLC	—	(120,955)	(120,955)
2/25/14	United States Dollar 10,468,038	New Taiwan Dollar 308,116,223	Bank of America	—	(295,498)	(295,498)
2/28/14	Sri Lankan Rupee 251,173,000	United States Dollar 1,889,513	HSBC Bank USA	—	(27,289)	(27,289)
2/28/14	Sri Lankan Rupee 300,000,000	United States Dollar 2,257,167	HSBC Bank USA	—	(32,254)	(32,254)
2/28/14	Sri Lankan Rupee 795,912,000	United States Dollar 6,051,642	Standard Chartered Bank	—	(22,283)	(22,283)
2/28/14	Sri Lankan Rupee 267,000,000	United States Dollar 2,006,764	Standard Chartered Bank	—	(30,820)	(30,820)
2/28/14	United States Dollar 6,115,853	Indian Rupee 381,617,000	BNP Paribas	—	(51,634)	(51,634)
2/28/14	United States Dollar 5,728,533	Indian Rupee 357,449,000	Standard Chartered Bank	—	(48,364)	(48,364)
3/3/14	United States Dollar 867,783	Indonesian Rupiah 10,552,238,000	Bank of America	—	(3,895)	(3,895)
3/3/14	United States Dollar 1,113,170	Indonesian Rupiah 13,525,010,000	Standard Chartered Bank	—	(5,907)	(5,907)
3/5/14	Euro 2,279,955	Romanian Leu 10,338,455	Standard Chartered Bank	16,348	—	16,348
3/5/14	Romanian Leu 10,338,455	Euro 2,276,340	Standard Chartered Bank	—	(21,223)	(21,223)
3/6/14	Brazilian Real 12,890,000	United States Dollar 5,326,006	UBS AG	26,659	—	26,659
3/6/14	United States Dollar 181,145	Nigerian Naira 29,427,000	Standard Chartered Bank	—	(1,050)	(1,050)
3/10/14	United States Dollar 5,050,560	Kazakstani Tenge 803,039,000	Citibank NA	84,390	—	84,390
3/11/14	United States Dollar 192,294	Nigerian Naira 31,368,000	Standard Chartered Bank	—	(678)	(678)
3/13/14	Euro 13,948,882	Swedish Krona 125,871,923	Citibank NA	388,149	—	388,149
3/13/14	Euro 21,867,636	Norwegian Krone 184,958,653	Deutsche Bank	—	(69,180)	(69,180)
3/13/14	Norwegian Krone 83,769,000	Euro 9,952,713	Deutsche Bank	97,036	—	97,036
3/13/14	Norwegian Krone 23,332,000	Euro 2,766,094	Deutsche Bank	18,916	—	18,916
3/13/14	Swedish Krona 71,429,000	Euro 7,929,507	Deutsche Bank	—	(201,539)	(201,539)
3/13/14	United States Dollar 1,545,665	Azerbaijani Manat 1,228,340	VTB Capital PLC	15,321	—	15,321
3/14/14	United States Dollar 3,326,975	Kenyan Shilling 308,211,000	Standard Bank	209,278	—	209,278
3/18/14	Euro 18,086,590	Polish Zloty 75,963,676	Standard Chartered Bank	—	(361,107)	(361,107)
3/19/14	Euro 112,485	United States Dollar 154,074	Bank of America	2,363	—	2,363
3/19/14	Euro 200,000	United States Dollar 270,396	Bank of America	652	—	652

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/19/14	Euro 127,823	United States Dollar 172,360	Bank of America	$—	$(37)	$(37)
3/19/14	Euro 9,805,067	United States Dollar 13,254,490	State Street Bank and Trust Co.	30,208	—	30,208
3/20/14	United States Dollar 9,176,561	Malaysian Ringgit 29,989,000	Deutsche Bank	—	(230,177)	(230,177)
3/21/14	Croatian Kuna 28,911,000	Euro 3,750,730	Citibank NA	—	(36,703)	(36,703)
3/21/14	Euro 14,358	Croatian Kuna 109,412	Citibank NA	—	(81)	(81)
3/21/14	Euro 3,797,928	Croatian Kuna 28,801,588	Citibank NA	—	(46,238)	(46,238)
3/31/14	United States Dollar 4,381,300	New Turkish Lira 10,215,000	Bank of America	65,793	—	65,793
3/31/14	United States Dollar 4,203,303	New Turkish Lira 9,800,000	Standard Chartered Bank	63,120	—	63,120
4/2/14	United States Dollar 1,815,898	Euro 1,342,961	Nomura International PLC	—	(4,609)	(4,609)
4/7/14	United States Dollar 13,961,851	New Turkish Lira 30,939,462	HSBC Bank USA	—	(519,438)	(519,438)
4/9/14	Euro 136,652	United States Dollar 184,685	Deutsche Bank	378	—	378
4/9/14	United States Dollar 186,380	Euro 136,652	Deutsche Bank	—	(2,072)	(2,072)
4/11/14	United States Dollar 854,053	Kenyan Shilling 78,701,000	Standard Chartered Bank	42,019	—	42,019
4/17/14	Sri Lankan Rupee 580,888,000	United States Dollar 4,260,271	Standard Chartered Bank	—	(154,011)	(154,011)
4/24/14	United States Dollar 11,745,487	Israeli Shekel 41,058,700	Bank of America	—	(81,068)	(81,068)
4/24/14	United States Dollar 11,146,478	Israeli Shekel 38,969,200	Standard Chartered Bank	—	(75,667)	(75,667)
4/30/14	Peruvian New Sol 23,874,000	United States Dollar 8,954,989	Bank of Nova Scotia	629,504	—	629,504
4/30/14	Peruvian New Sol 7,384,969	United States Dollar 2,597,597	Bank of Nova Scotia	22,266	—	22,266
4/30/14	United States Dollar 29,861,268	Peruvian New Sol 84,806,000	Citibank NA	—	(287,208)	(287,208)
5/7/14	Euro 10,203,296	United States Dollar 13,938,519	Standard Chartered Bank	176,570	—	176,570
5/12/14	United States Dollar 4,345,336	Paraguayan Guarani 19,610,500,000	Citibank NA	—	(177,819)	(177,819)
5/13/14	United States Dollar 2,370,182	Paraguayan Guarani 10,699,000,000	Citibank NA	—	(96,593)	(96,593)
5/19/14	United States Dollar 2,370,264	Paraguayan Guarani 10,697,000,000	Citibank NA	—	(97,726)	(97,726)
5/20/14	United States Dollar 3,950,366	Paraguayan Guarani 17,828,000,000	Citibank NA	—	(163,047)	(163,047)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/27/14	Russian Ruble 346,762,000	United States Dollar 10,289,979	Bank of America	$656,698	$—	$656,698
5/30/14	United States Dollar 5,000,000	Armenian Dram 2,215,900,000	VTB Capital PLC	309,421	—	309,421
6/10/14	United States Dollar 5,067,148	Kazakstani Tenge 817,331,000	Deutsche Bank	69,411	—	69,411
7/17/14	United States Dollar 2,712,417	Armenian Dram 1,188,310,000	VTB Capital PLC	101,453	—	101,453
7/17/14	United States Dollar 6,269,868	Armenian Dram 2,664,694,000	VTB Capital PLC	40,021	—	40,021
7/22/14	United States Dollar 6,838,031	Indonesian Rupiah 77,639,000,000	Australia and New Zealand Banking Group Limited	—	(678,998)	(678,998)
8/14/14	United States Dollar 18,449,518	Indonesian Rupiah 209,586,522,521	Barclays Bank PLC	—	(1,903,024)	(1,903,024)
8/20/14	Indonesian Rupiah 17,333,881,000	United States Dollar 1,489,293	Standard Chartered Bank	122,530	—	122,530
9/9/14	Zambian Kwacha 8,140,000	United States Dollar 1,360,976	Standard Bank	—	(3,559)	(3,559)
9/9/14	Zambian Kwacha 5,220,000	United States Dollar 872,910	Standard Chartered Bank	—	(2,136)	(2,136)
9/15/14	United States Dollar 1,553,289	Azerbaijani Manat 1,260,960	VTB Capital PLC	13,510	—	13,510
9/23/14	Zambian Kwacha 4,840,000	United States Dollar 813,445	Barclays Bank PLC	5,557	—	5,557
9/23/14	Zambian Kwacha 4,251,000	United States Dollar 698,030	Barclays Bank PLC	—	(11,544)	(11,544)
9/23/14	Zambian Kwacha 5,808,000	United States Dollar 954,478	Barclays Bank PLC	—	(14,988)	(14,988)
9/30/14	United States Dollar 410,976	Azerbaijani Manat 337,000	Standard Bank	6,414	—	6,414
10/9/14	United States Dollar 3,950,816	Azerbaijani Manat 3,197,000	VTB Capital PLC	8,808	—	8,808
10/9/14	United States Dollar 815,951	Azerbaijani Manat 665,000	VTB Capital PLC	7,680	—	7,680
10/9/14	United States Dollar 859,423	Azerbaijani Manat 700,000	VTB Capital PLC	7,557	—	7,557
12/9/14	Ghanaian Cedi 7,051,000	United States Dollar 2,568,670	Citibank NA	—	(19,023)	(19,023)
12/9/14	Ghanaian Cedi 7,000,000	United States Dollar 2,568,807	Standard Bank	—	(169)	(169)
12/9/14	Ghanaian Cedi 7,044,500	United States Dollar 2,568,642	Standard Bank	—	(16,666)	(16,666)
12/12/14	Ghanaian Cedi 7,126,000	United States Dollar 2,568,854	Standard Bank	—	(43,872)	(43,872)
12/19/14	Ghanaian Cedi 7,167,000	United States Dollar 2,568,817	Standard Bank	—	(53,112)	(53,112)
12/22/14	United States Dollar 1,854,458	Azerbaijani Manat 1,503,038	VTB Capital PLC	—	(9,787)	(9,787)
1/12/15	United States Dollar 566,358	Ugandan Shilling 1,548,990,000	Citibank NA	9,301	—	9,301

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/12/15	United States Dollar 345,819	Ugandan Shilling 944,087,000	Standard Chartered Bank	$5,036	$—	$5,036
1/20/15	United States Dollar 806,388	Ugandan Shilling 2,196,600,000	Barclays Bank PLC	8,619	—	8,619
1/23/15	United States Dollar 376,619	Ugandan Shilling 1,018,000,000	Citibank NA	861	—	861
1/29/15	United States Dollar 669,704	Ugandan Shilling 1,801,504,000	Barclays Bank PLC	—	(2,510)	(2,510)

				$3,850,348	$(8,578,649)	$(4,728,301)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	34 U.S. 5-Year Treasury Note	Short	$(4,108,315)	$(4,101,250)	$7,065
3/14	14 U.S. 10-Year Treasury Note	Short	(1,754,140)	(1,760,500)	(6,360)
3/14	7 U.S. Long Treasury Bond	Short	(913,243)	(935,156)	(21,913)

					$(21,208)

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 43,000,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD- LIBOR-BBA + 50 bp on $5,285,022 (Notional Amount) plus Notional Amount at termination date	3/6/14	$195,362
Citibank NA	Total return on GTQ 29,000,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD- LIBOR-BBA + 50 bp on $3,582,453 (Notional Amount) plus Notional Amount at termination date	3/7/14	115,945
Citibank NA	Total return on GTQ 36,700,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD- LIBOR-BBA + 50 bp on $4,577,743 (Notional Amount) plus Notional Amount at termination date	6/10/14	55,595

				$366,902

GTQ	-	Guatemalan Quetzal

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,850,348	$(8,578,649)
Foreign Exchange	Total Return Swaps	366,902	—

		$4,217,250	$(8,578,649)

Interest Rate	Futures Contracts*	$7,065	$(28,273)

		$7,065	$(28,273)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$809,050,604

Gross unrealized appreciation	$4,992,770
Gross unrealized depreciation	(34,007,975)

Net unrealized depreciation	$(29,015,205)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$292,501,032	$—	$292,501,032
Collateralized Mortgage Obligations	—	1,104,606	—	1,104,606
Mortgage Pass-Throughs	—	8,172,059	—	8,172,059
U.S. Treasury Obligations	—	76,004,399	—	76,004,399
Short-Term Investments -
Foreign Government Securities	—	253,680,881	—	253,680,881
U.S. Treasury Obligations	—	96,548,326	—	96,548,326
Other	—	52,024,096	—	52,024,096
Total Investments	$—	$780,035,399	$—	$780,035,399
Forward Foreign Currency Exchange Contracts	$—	$3,850,348	$—	$3,850,348
Futures Contracts	7,065	—	—	7,065
Swap Contracts	—	366,902	—	366,902
Total	$7,065	$784,252,649	$—	$784,259,714

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(8,578,649)	$—	$(8,578,649)
Futures Contracts	(28,273)	—	—	(28,273)
Total	$(28,273)	$(8,578,649)	$—	$(8,606,922)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014